Business Combinations (Tables)	3 Months Ended
Apr. 30, 2022
Business Acquisition [Line Items]
Summary of unaudited pro forma financial information

The following unaudited pro forma financial information summarizes the results of continuing operations for the Company as though the acquisitions of Skillsoft, Global Knowledge and Codecademy had occurred on February 1, 2021 (in thousands):

Unaudited Pro Forma Statement of Operations
Three months
ended April 30,
2022
Revenue	$142,896
Net loss from continuing operations	(19,251)

Unaudited Pro Forma Statement of Operations
Three months
ended April 30,
2021
Revenue	$138,925
Net loss from continuing operations	(38,032)

SLH
Business Acquisition [Line Items]
Summary of purchase consideration

The following summarizes the purchase consideration (in thousands):

Description	Amount
Class A common stock issued	$258,000
Class B common stock issued*	48,375
Cash payments	505,000
Second Out Term Loan	20,000
Cash settlement of seller transaction costs	1,308
Total Purchase Price	$832,683

*Shares of Class B common stock were converted into Successor Class A common stock at the time of the Skillsoft Merger.

Summary of fair value of the purchase price allocation

The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

			Updated
	Preliminary Purchase		Preliminary Purchase
Description	Price Allocation	Adjustments (1)(2)	Price Allocation
Cash, cash equivalents and restricted cash	$120,273	$—	$120,273
Current assets	118,847	706	119,553
Property and equipment	10,825	1,632	12,457
Intangible assets	769,799	(4,701)	765,098
Long term assets	18,629	—	18,629
Total assets acquired	1,038,373	(2,363)	1,036,010
Current liabilities	(49,056)	(350)	(49,406)
Debt, including accounts receivable facility	(552,977)	—	(552,977)
Deferred revenue	(123,300)	(114,047)	(237,347)
Deferred and other tax liabilities	(99,699)	15,920	(83,779)
Long term liabilities	(18,325)	1	(18,324)
Total liabilities assumed	(843,357)	(98,476)	(941,833)
Net assets acquired	195,016	(100,839)	94,177
Goodwill	637,667	100,839	738,506
Total purchase price	$832,683	$—	$832,683

(1)	The increase in deferred revenue (and the corresponding increase to Goodwill by the same amount) is the result of the adoption of ASU 2021-08 in the quarter ended October 31, 2021.
(2)	All other changes represent measurement period adjustments attributable to the Company’s review of inputs and assumptions utilized in valuation models and additional information being obtained on preacquisition liabilities, since the initial purchase price allocation. The measurement period adjustments did not have a significant impact on the Company’s results of operations in prior periods.

Summary of identifiable intangible assets and estimated useful lives

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows (in thousands):

Description	Amount	Life
Trademark/tradename – Skillsoft	$84,700	indefinite
Trademark/tradename – SumTotal	5,800	9.6	years
Courseware	186,600	5	years
Proprietary delivery and development software	114,598	2.5-7.6	years
Publishing Rights	41,100	5	years
Customer relationships	271,400	12.6	years
Backlog	60,900	4.6	years
Total	$765,098

GK
Business Acquisition [Line Items]
Summary of purchase consideration

The following summarized the purchase consideration (in thousands):

Description	Amount
Cash consideration	$170,199
Warrants Issued	14,000
Joinder Term Loans	70,000
Cash settlement of seller transaction costs	4,251
Total Purchase Price	$258,450

Summary of fair value of the purchase price allocation

The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

			Updated
	Preliminary Purchase		Preliminary Purchase
Description	Price Allocation	Adjustments (1)(2)	Price Allocation
Cash, cash equivalents	$17,524	$157	$17,681
Current assets	47,849	(2,347)	45,502
Property and equipment	5,531	1,625	7,156
Intangible assets	185,800	—	185,800
Long term assets	12,401	(3,106)	9,295
Total assets acquired	269,105	(3,671)	265,434
Current liabilities	(74,463)	10,944	(63,519)
Deferred revenue	(23,018)	(8,191)	(31,209)
Deferred and other tax liabilities	(16,934)	(8,571)	(25,505)
Long term liabilities	(4,248)	2,177	(2,071)
Total liabilities assumed	(118,663)	(3,641)	(122,304)
Net assets acquired	150,442	(7,312)	143,130
Goodwill	108,008	7,312	115,320
Total Purchase Price	$258,450	$—	$258,450

(1)	The increase in deferred revenue (and the corresponding increase to Goodwill by the same amount) is the result of the adoption of ASU 2021-08 in the quarter ended October 31, 2021.
(2)	All other changes represent measurement period adjustments attributable to the Company’s review of inputs and assumptions utilized in valuation models and additional information being obtained on preacquisition liabilities, since the initial purchase price allocation. The measurement period adjustments did not have a significant impact on the Company’s results of operations in prior periods.

Summary of identifiable intangible assets and estimated useful lives

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows (in thousands):

Description	Amount	Life
Trademark/tradename	$25,400	indefinite
Courseware	1,500	3	years
Proprietary delivery and development software	2,500	0.6	years
Vendor relationships	43,900	2.6	years
Customer relationships	112,500	10.6	years
Total	$185,800

Codecademy [Member]
Business Acquisition [Line Items]
Summary of purchase consideration

The following summarizes the purchase consideration (in thousands):

Description	Amount
Cash payments	$202,119
Class A common stock issued	182,550
Cash settlement of seller transaction costs and other	1,315
Total Purchase Price	$385,984

Summary of fair value of the purchase price allocation

The Company preliminarily recorded the fair value of the purchase price to tangible and identifiable intangible assets acquired and liabilities assumed as follows (in thousands):

Preliminary Purchase
Description	Price Allocation
Cash, cash equivalents and restricted cash	$4,262
Current assets	3,671
Property and equipment	385
Intangible assets	112,000
Total assets acquired	120,318
Current liabilities	(4,290)
Deferred revenue	(18,396)
Deferred tax liabilities	(21,615)
Total liabilities assumed	(44,301)
Net assets acquired	76,017
Goodwill	309,967
Total purchase price	$385,984

Summary of identifiable intangible assets and estimated useful lives

The preliminary values allocated to identifiable intangible assets and their estimated useful lives are as follows (in thousands):

Description	Amount	Life
Tradename	$44,000	13.8	years
Developed Technology	40,000	5	years
Content	18,000	5	years
Customer relationships	10,000	5.8	years
Total	$112,000